Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [abstract]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
A reconciliation between the operating lease commitments at 31 December 2018 and the lease liability recognised at 1 January 2019 is detailed below:

Million euros
Operating lease commitments at 31 December 2018	8,699
Amount of operating lease commitments discounted by the Group rate	6,550
(+) Liabilities under finance leases at 31 December 2018	96
(-) Short-term leases recognised as expenses on a straight-line basis	(20)
(-) Low-value leases recognised as expenses on a straight-line basis	(2)
(-) Contracts revalued as service contracts	—
(+)/(-) Adjustments resulting from different treatment of extension and termination options	556
(+)/(-) Adjustments related to changes in the index or rate affecting variable payments	—
Lease liability at 1 January 2019	7,180

Disclosure of detailed information about hedges
Subsequently, the nominal amount of the hedging instruments corresponding to the hedging relationships directly affected by uncertainties related to the IBOR reform is shown:

Million euros
	2019
	GBP LIBOR	USD LIBOR	Others	Total
Total hedging instruments affected
Cash flow hedges	28,077	21,894	2,213	52,184
Fair value hedges	64,629	15,758	3,248	83,635
	92,706	37,652	5,461	135,819
With maturity after the transition date
Cash flow hedges	15,692	7,421	1,863	24,975
Fair value hedges	53,180	11,467	2,849	67,497
	68,872	18,888	4,712	92,472

Schedule of Reclassified Financial Instruments
The following table shows a comparison between IAS 39 as of 31 December 2017 and IFRS 9 as of 1 January 2018 of the reclassified financial instruments in accordance with the new requirements of IFRS 9 regarding classification and measurement (without impairment), as well as its book value:

	IAS 39		IFRS 9
Balance	Portfolio	Book value (Million euros)	Portfolio	Book value (Million euros)
Equity instruments	Financial assets available for sale (including those that were valued at cost at December)	2,154	Non-trading financial assets mandatorily at fair value through profit or loss	1,651
			Financial assets at fair value through other comprehensive income	533
Debt instruments	Loans and receivables	1,537	Non-trading financial assets mandatorily at fair value through profit or loss	1,497
		457	Financial assets at fair value through other comprehensive income	486
	Financial assets available for sale	96	Non-trading financial assets mandatorily at fair value through profit or loss	96
		6,589	Financial assets at amortised cost	6,704
		203	Financial assets held for trading	203
	Financial assets at fair value through profit or loss	199	Non-trading financial assets mandatorily at fair value through profit or loss	199
	Investments held-to-maturity	13,491	Financial assets at amortised cost	13,491
Loans and advances	Loans and receivables	10,179	Non-trading financial assets mandatorily at fair value through profit or loss	611
			Financial assets at fair value through profit or loss	9,577
	Loans and receivables	1,069	Financial assets at fair value through other comprehensive income	1,107
	Financial assets held for trading	43
	Financial assets at fair value through profit or loss	1,152	Financial assets at amortised cost	1,102
Derivatives	Derivatives – hedging accounting (liabilities)	10	Derivatives - financial liabilities held for trading	10

Schedule of Impact on Impairment Provisions
The following table shows a comparison between IAS 39 as of 31 December 2017 and IFRS 9 as of 1 January, 2018 of the impairment provisions of the financial instruments in accordance with the new requirements of IFRS 9:

Million euros
	IAS 39	Impairment impact	IFRS 9
	31/12/2017		01/01/2018
Financial assets at amortised cost	24,682	1,974	26,656
Loans and advances	23,952	2,002	25,954
Debt instruments	730	(28)	702
Financial assets at fair value through other comprehensive income	—	2	2
Debt instruments	—	2	2
Commitments and guarantees granted	617	197	814
Total	25,299	2,173	27,472
Additionally, there was an impairment impact on Investments in joint ventures and associates of EUR 34 million.

Disclosure of financial assets at date of initial application of IFRS 9
The following table shows in detail the reconciliation the consolidated balance sheet under IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January, 2018 distinguishing between the impacts due to classification and measurement and due to impairment once adopted IFRS 9:

	IAS 39	Naming modifications*		Classification and measurement impact		Impairment impact		IFRS 9
ASSETS (Million euros)	31/12/17							01/01/18
Cash, cash balances at central banks and other deposits on demand	110,995	—		—		—		110,995
Financial assets held for trading	125,458	—		160		—		125,618
Derivatives	57,243	—		—		—		57,243
Equity instruments	21,353	—		—		—		21,353
Debt instruments	36,351	—		203		—		36,554
Loans and advances	10,511	—		(43)		—		10,468
Non-trading financial assets mandatorily at fair value through profit or loss		933		4,054	[c]	—		4,987
Equity instruments		933		1,651		—		2,584
Debt instruments		—		1,792		—		1,792
Loans and advances		—		611		—		611
Financial assets designated at fair value through profit or loss	34,782	(933)		8,226		—		42,075
Equity instruments	933	(933)		—		—
Debt instruments	3,485	—		(199)		—		3,286
Loans and advances	30,364	—		8,425	[a]	—		38,789
Financial assets at fair value through other comprehensive income		124,229		2,126		(2)		126,353
Equity instruments		2,636		533		—		3,169
Debt instruments		121,593		486		(2)		122,077
Loans and advances		—		1,107		—		1,107
Financial assets available-for-sale	133,271	(124,229)		(9,042)		—
Equity instruments	4,790	(2,636)		(2,154)	[c]	—
Debt instruments	128,481	(121,593)		(6,888)	[b]	—
Financial assets at amortised cost		889,779	[a]	21,297		(1,982)	[d]	909,094
Debt instruments		15,557	[b]	20,195	[b]	20		35,772
Loans and advances		874,222		1,102		(2,002)		873,322
Loans and receivables	903,013	(889,779)	[a]	(13,242)		8
Debt instruments	17,543	(15,557)		(1,994)	[c]	8
Loans and advances	885,470	(874,222)		(11,248)	[a,c]	—
Investments held to maturity	13,491	—		(13,491)	[b]	—		—
Investments	6,184	—		—		(34)		6,150
Other assets**	117,111	—		6		680	[e]	117,797
TOTAL ASSETS	1,444,305	—		94		(1,330)		1,443,069

*	Due to the entry into force of Bank of Spain Circular 4/2017.

**
Includes Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Assets under insurance or reinsurance contracts, Tangible assets, Intangible assets, Tax assets, Other assets and Non-current assets held for sale.

a.
The amount of the item Loans and receivables at 31 December 2017 is reclassified into Financial assets at amortised cost. Nevertheless, the Group maintained a portfolio of loans and receivables for an approximate amount of EUR 8,600 million, which relate mainly to Brazil, which was designated at amortised cost; as a result of the initial implementation of IFRS 9 this portfolio has been designated as fair value and finally it has been reclassified as ‘Financial assets designated at fair value through profit or loss’.

b.
Instruments classified as Investments held to maturity at 31 December 2017 have been reclassified into Financial assets available-for-sale because of the initial implementation of IFRS 9. Additionally, after the review of the business model of cash flow portfolio in different locations, the group has identified certain groups of assets classified at 31 December 2017 as Financial assets available-for-sale, which relate mainly to Mexico, Brazil and Consumer Finance business, whose management is oriented towards the maintenance of financial instruments in a portfolio until maturity end; because of that, this asset group has been reclassified as Financial assets at amortised cost.

c.
The Group has reclassified in Non-trading financial assets mandatory at fair value through profit or loss those financial instruments which have not comply with the SPPI test (solely payments of principal and interest) classified at 31 December 2017 mainly in Loans and receivables and Financial assets available for sale, which relate mainly to the UK, Spain and Poland.

d.	It corresponds to the increase in provisions for impairment of the value of the assets included in the item Financial assets at amortised cost derived from the change in accounting policy.

e.	This corresponds with increase on provisions for the tax effect referred in section d.

Disclosure of financial liabilities at date of initial application of IFRS 9

	IAS 39	Naming modifications	Classification and measurement impact	Impairment impact	IFRS 9
LIABILITIES (Million euros)	31/12/2017				01/01/2018
Financial liabilities held for trading	107,624	—	10	—	107,634
Derivatives	57,892	—	10	—	57,902
Short positions	20,979	—	—	—	20,979
Deposits	28,753	—	—	—	28,753
Marketable debt securities	—	—	—	—	—
Other financial liabilities	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	59,616	—	—	—	59,616
Deposits	55,971	—	—	—	55,971
Marketable debt securities	3,056	—	—	—	3,056
Other financial liabilities	589	—	—	—	589
Financial liabilities at amortised cost	1,126,069	—	—	—	1,126,069
Deposits	883,320	—	—	—	883,320
Marketable debt securities	214,910	—	—	—	214,910
Other financial liabilities	27,839	—	—	—	27,839
Hedging derivatives	8,044	—	(10)	—	8,034
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	330	—	—	—	330
Provisions	14,489	—	—	197	14,686
Contingent liabilities and commitments	617	—	—	197	814
Other provisions*	13,872	—	—	—	13,872
Other liabilities **	21,300	—	41	(3)	21,338
TOTAL LIABILITIES	1,337,472	—	41	194	1,337,707

*
Includes Pensions and other post-retirements obligations, Other long-term employee benefits, Taxes and other legal contingencies and Other provisions (including guarantees and other contingent liabilities).

**	Includes Liabilities under insurance or reinsurance contracts, Tax liabilities, Other liabilities and Liabilities associated with non-current assets held for sale.

	IAS 39	Naming modifications*	Classification and measurement impact	Impairment impact	IFRS 9
EQUITY (Million euros)	31/12/2017				01/01/2018
Shareholders’ equity	116,265	—	91	(1,401)	114,955
Capital	8,068	—	—	—	8,068
Share premium	51,053	—	—	—	51,053
Equity instruments issued other than capital	525	—	—	—	525
Other equity	216	—	—	—	216
Accumulated retained earnings	53,437	—	—	—	53,437
Revaluation reserves	—	—	—	—	—
Other reserves	(1,602)	—	91	(1,401)	(2,912)
Own shares	(22)	—	—	—	(22)
Profit attributable to shareholders of the parent	6,619	—	—	—	6,619
Interim dividends	(2,029)	—	—	—	(2,029)
Other comprehensive income	(21,776)	—	(53)	—	(21,829)
Items not reclassified to profit or loss	(4,034)	919	(152)	—	(3,267)
Actuarial gains or losses on defined benefit pension plans	(4,033)	—	—	—	(4,033)
Non-current assets held for sale	—	—	—	—	—
Share in other income and expenses recognised in investments in joint ventures and associates	(1)	5	(5)	—	(1)
Other valuation adjustments	—	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income		914	(141)	—	773
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income		—	—	—	—
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk		—	(6)	—	(6)
Items that may be reclassified to profit or loss	(17,742)	(919)	99	—	(18,562)
Hedge of net investment in foreign operations (effective portion)	(4,311)	—	—	—	(4,311)
Exchange differences	(15,430)	—	—	—	(15,430)
Hedging derivatives. Cash flow hedges (effective portion)	152	—	—	—	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		1,154	99	—	1,253
Hedging instruments (items not designated)		—	—	—	—
Financial assets available for sale	2,068	(2,068)	—	—
Debt instruments	1,154	(1,154)	—	—
Equity instruments	914	(914)	—	—
Non-current assets held for sale	—	—	—	—	—
Share in other income and expenses recognised in investments in joint ventures and associates	(221)	(5)	—	—	(226)
Non controlling interests	12,344	—	15	(123)	12,236
Other comprehensive income	(1,436)	—	3	—	(1,433)
Other elements	13,780	—	12	(123)	13,669
EQUITY	106,833	—	53	(1,524)	105,362
TOTAL EQUITY AND LIABILITIES	1,444,305	—	94	(1,330)	1,443,069

*	Due to the entry into force of Bank of Spain Circular 4/2017.